Trade and other receivables - Business segmentation (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments
Trade and other receivables	R 28,578	R 29,729
Mining
Disclosure of operating segments
Trade and other receivables	276	428
Exploration And Production International
Disclosure of operating segments
Trade and other receivables	497	736
Energy
Disclosure of operating segments
Trade and other receivables	10,357	11,487
Base Chemicals
Disclosure of operating segments
Trade and other receivables	7,603	7,022
Performance Chemicals
Disclosure of operating segments
Trade and other receivables	8,071	8,585
Group Functions
Disclosure of operating segments
Trade and other receivables	R 1,774	R 1,471